Vanguard U.S. Growth Fund
Vanguard Growth and Income Fund
Vanguard Explorer Fund
Supplement Dated July 2, 2021, to the Prospectuses and Summary Prospectuses
Important Changes to the Funds
As previously announced, effective at the close of business on July 2, 2021, James P. Stetler will retire from Vanguard and will no longer serve as a co-portfolio manager of Vanguard’s portion of Vanguard U.S. Growth Fund, Vanguard’s portion of Vanguard Growth and Income Fund, and Vanguard’s portion of Vanguard Explorer Fund (each, a “Fund” and collectively, the “Funds”). Accordingly, all references to Mr. Stetler in the Funds’ Prospectuses and Summary Prospectuses will be deleted in their entirety after that date.
Following Mr. Stetler’s retirement, Binbin Guo and Cesar Orosco will remain as the portfolio managers of Vanguard’s portion of each Fund. Each Fund’s investment objective, strategies, and policies will remain unchanged.
Additionally, effective September 2021, Binbin Guo will retire from Vanguard and will no longer serve as a co-portfolio manager of Vanguard’s portion of each Fund. Following Mr. Guo’s retirement, Cesar Orosco will remain as the sole portfolio manager of Vanguard’s portion of each Fund, and each Fund’s investment objective, strategies, and policies will remain unchanged.
 © 2021 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS PMC 072021

Vanguard Explorer Fund

Supplement Dated July 2, 2021, to the Statement of Additional Information Dated February 26, 2021
Important Changes to Vanguard Explorer Fund
As previously announced, effective at the close of business on July 2, 2021, James P. Stetler will retire from Vanguard and will no longer serve as a co-portfolio manager of Vanguard’s portion of Vanguard Explorer Fund (the Fund). Accordingly, all references to Mr. Stetler in the Statement of Additional Information will be deleted in their entirety after that date.
Following Mr. Stetler’s retirement, Binbin Guo and Cesar Orosco will remain as the portfolio managers of Vanguard’s portion of the Fund. The Fund’s investment objective, strategies, and policies will remain unchanged.
Additionally, effective September 2021, Binbin Guo will retire from Vanguard and will no longer serve as a co-portfolio manager of Vanguard’s portion of the Fund. Following Mr. Guo’s retirement, Cesar Orosco will remain as the sole portfolio manager of Vanguard’s portion of the Fund, and the Fund’s investment objective, strategies, and policies will remain unchanged.
© 2021 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 024D 072021